Share Capital	12 Months Ended
Jul. 31, 2021
Share Capital [Abstract]
Share Capital

22. Share Capital

(a) Authorized

An unlimited number of common shares and an unlimited number of special shares, issuable in series.

(b) Share Consolidation

The Company finalized the share consolidation on the basis of four pre-consolidation common shares for one post-consolidation common share (4:1) by way of shareholder approval at the annual and special meeting of shareholders held December 11, 2020 (the "Consolidation"). The Consolidation was effected by the filing of articles of amendment to the Company's articles under the Business Corporations Act (Ontario) on December 18, 2020. The purpose of the proposed share consolidation was to increase the Company's common share price to regain compliance with the US$1.00 minimum share price continued listing standard of the New York Stock Exchange.

All balances of common shares, common share purchase warrants, stock options and restricted share units herein are reflective of the Consolidation (unless otherwise noted).

(c) Issued and Outstanding

As at July 31, 2021, a total of 152,645,946 (July 31, 2020 - 120,616,441) common shares were issued and outstanding. No special shares have been issued or are outstanding.

		Number of shares	Share Capital
Balance at July 31, 2019		64,245,441	$799,706
June 2020 at the market offering	(ii)	8,235,620	33,263
May 2020 underwritten public offering	(iii)	15,985,000	43,495
April 2020 underwritten public offering	(iv)	14,950,000	22,928
January 2020 registered offering	(v)	2,994,012	21,073
December 2019 registered offering	(vi)	3,742,516	25,229
December 2019 private placement	Note 18	9,331,250	72,005
Exercise of options	Note 24	29,133	223
Exercise of warrants	Note 23	1,103,469	5,866
Balance at July 31, 2020		120,616,441	$1,023,788
May 2021 at the market offering, net	(i)	6,373,926	45,257
June 2020 at the market offering	(ii)	244,875	-
Senior secured convertible note[3], net	Note 19	4,602,241	29,540
Acquisition shares - Zenabis	Note 15	17,579,336	151,358
Transaction costs[2]	Note 15	448,639	3,612
Exercise of warrants	Note 23	2,146,931	9,932
Exercise of stock options	Note 24	410,051	3,213
Exercise of equity settled RSUs	Note 24	223,506	1,267
Balance at July 31, 2021		152,645,946	$1,267,967

[1] Comparatives have been revised to reflect the December 8, 2020 4:1 share consolidation

[2] Common shares issued as commission payment to brokers on business acquisition.

[3] Issuance of equity on optional redemption payments.

(i) May 2021 At-the-market ("ATM") Offering

On May 11, 2021, the Company established an ATM equity program allowing the Company to issue up to $150,000 (or its US equivalent) of common shares to the public. The program ceased activity on May 25, 2021 and a total of approximately $46,987, (after foreign exchange gains) was generated through the issuance of 6,373,926 common shares in the year ended July 31, 2021. Issuance costs in the year ended July 31, 2021 were $1,730.

(ii) June 2020 At-the-market ("ATM") Offering

On June 16, 2020, the Company established an ATM equity program allowing the Company to issue up to $34,500 (or its US equivalent) of common shares to the public. The program closed on July 31, 2020 and a total of approximately $34,551 (after foreign exchange gains) was generated through the issuance of 8,235,620 common shares in the year ended July 31, 2020. On July 31, 2020 a receivable of $883 remained for irrevocable sales which occurred prior to year end and subsequently settled on August 5, 2020, at which time the remaining 244,875 shares were issued.

(iii) May 2020 Underwritten Public Offering

On May 21, 2020 the Company closed an underwritten public offering for total gross proceeds or $57,545 through the issuance of 15,985,000 units at a price of $3.60 per unit. Each unit contained one common share and one half common share purchase warrant at an exercise price of $4.20. The net contribution to share capital, after warrant reserve adjustment, was $46,547 and total issuance costs amounted to $3,052.

(iv) April 2020 Underwritten Public Offering

On April 13, 2020, the Company closed an underwritten public offering in which 14,950,000 units were issued at $3.08 a unit for total gross proceeds of $46,046. Each unit consisted of one common share and one common share purchase warrant at an exercise price of $3.84. The net contribution to share capital after warrant reserve was $25,863 and total issuance costs amounted to $2,936.

(v) January 2020 Registered Direct Offering

On January 22, 2020, the Company closed a registered direct offering in which 2,994,012 common shares were issued at US$6.68 each for total gross proceeds of $26,290 (US$20,000). Investors also received one half common share purchase warrant for each common share purchased at an exercise price of US$9.80. The net contribution to share capital, after warrant reserve adjustment, was $22,323 and total issuance costs amounted to $1,250.

(vi) December 2019 Registered Direct Offering

On December 31, 2020, the Company closed a registered direct offering in which 3,742,516 common shares were issued at US$6.68 each for total gross proceeds of $32,411 (US$25,000). Investors also received one half common share purchase warrant for each common share purchased at an exercise price of US$9.80.